CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Balance sheets (Parenthetical)
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	162,099,665	161,989,097
Ordinary shares, shares outstanding	162,099,665	161,989,097
Company
Balance sheets (Parenthetical)
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	162,099,665	161,989,097
Ordinary shares, shares outstanding	162,099,665	161,989,097